Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000221940 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221940 [Member] | JDE Peet s N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221940 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221940 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221940 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221940 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221940 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221940 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221940 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221940 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000221940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000221940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221940 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000221940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221940 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221940 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221940 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000221940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000249813 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249813 [Member] | JDE Peet s N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249813 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249813 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249813 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249813 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249813 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249813 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249813 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000249813 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249813 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000249813 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249813 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249813 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249813 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000249813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000025975 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025975 [Member] | JDE Peet s N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025975 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025975 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025975 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025975 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025975 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025975 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025975 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025975 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025975 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000025975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025975 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000025975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000025975 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000025975 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025975 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025975 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025975 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000207154 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000207154 [Member] | U S Treasury Note 3 625 8 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000207154 [Member] | U S Treasury Note 3 875 7 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207154 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207154 [Member] | U S Treasury Note 3 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000207154 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000207154 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000207154 [Member] | Freddie Mac Pool 1 500 5 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207154 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207154 [Member] | Fannie Mae Pool 1 500 11 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207154 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000207154 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000207154 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000207154 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000207154 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207154 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000207154 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207154 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000207154 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000207154 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000207154 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227168 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000227168 [Member] | U S Treasury Note 3 625 8 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227168 [Member] | U S Treasury Note 3 875 7 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227168 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000227168 [Member] | U S Treasury Note 3 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227168 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227168 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227168 [Member] | Freddie Mac Pool 1 500 5 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227168 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227168 [Member] | Fannie Mae Pool 1 500 11 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227168 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000227168 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000227168 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000227168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000227168 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227168 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000227168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227168 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227168 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227168 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000227168 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262097 [Member] | U S Treasury Note 3 625 10 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000262097 [Member] | U S Treasury Note 3 625 8 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000262097 [Member] | U S Treasury Note 3 875 7 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000262097 [Member] | U S Treasury Note 3 500 11 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000262097 [Member] | U S Treasury Note 3 625 9 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262097 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262097 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000262097 [Member] | Freddie Mac Pool 1 500 5 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262097 [Member] | Federal Home Loan Mortgage Corp Series K096 Class A2 2 519 7 25 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262097 [Member] | Fannie Mae Pool 1 500 11 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000262097 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262097 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000262097 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000262097 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000262097 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262097 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000262097 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000262097 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000262097 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000262097 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000262097 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000262097 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%